Property, Plant and Equipment (Details) - Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Right-of-use assets [member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	R 117,426	R 102,267
Additions	156,085	59,572
Disposals	(29,591)	(887)
Depreciation	(59,149)	(49,677)
Translation adjustments	4,329	6,151
Ending balance	189,100	117,426
Owned assets [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Total	2,032,794	1,591,814
Owned assets [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	1,474,388	1,288,392
Acquisition of subsidiary	545
Additions	876,354	579,656
Transfer
Disposals	(5,942)	(8,435)
Depreciation	(529,511)	(444,111)
Translation adjustments	27,860	58,886
Ending balance	1,843,694	1,474,388
Land and Property [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	83,947	64,388
Additions	90,523	48,978
Disposals	(21,499)	(698)
Depreciation	(43,622)	(34,450)
Translation adjustments	3,743	5,729
Ending balance	113,092	83,947
Total	235,809	205,132
Land and Property [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	121,185	120,015
Acquisition of subsidiary
Additions	8,823	9,057
Transfer
Disposals		(3,230)
Depreciation	(7,557)	(5,425)
Translation adjustments	266	768
Ending balance	122,717	121,185
Plant, equipment and vehicles [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	33,155	32,508
Additions	64,529	9,959
Disposals	(8,092)	(187)
Depreciation	(14,282)	(9,517)
Translation adjustments	585	392
Ending balance	75,895	33,155
Total	110,365	62,631
Plant, equipment and vehicles [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	29,476	31,444
Acquisition of subsidiary	512
Additions	14,672	7,513
Transfer
Disposals	(251)	(2,033)
Depreciation	(10,977)	(8,957)
Translation adjustments	1,038	1,509
Ending balance	34,470	29,476
IT equipment [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	324	5,371
Additions	1,033	635
Disposals		(2)
Depreciation	(1,245)	(5,710)
Translation adjustments	1	30
Ending balance	113	324
Total	41,450	64,495
IT equipment [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	64,171	49,367
Acquisition of subsidiary	33
Additions	13,123	33,191
Transfer
Disposals	(2,147)	(282)
Depreciation	(35,441)	(25,152)
Translation adjustments	1,598	7,047
Ending balance	41,337	64,171
Capitalized telematics devices – Work-in- Progress [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance
Additions
Disposals
Depreciation
Translation adjustments
Ending balance
Total	130,511	202,425
Capitalized telematics devices – Work-in- Progress [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	202,425	138,405
Acquisition of subsidiary
Additions	153,425	142,586
Transfer	(225,339)	(78,566)
Disposals
Depreciation
Translation adjustments
Ending balance	130,511	202,425
Capitalized telematics devices – Uninstalled [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance
Additions
Disposals
Depreciation
Translation adjustments
Ending balance
Total	215,539	104,951
Capitalized telematics devices – Uninstalled [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	104,951	173,871
Acquisition of subsidiary
Additions	208,683	111,661
Transfer	(101,722)	(189,160)
Disposals
Depreciation
Translation adjustments	3,627	8,579
Ending balance	215,539	104,951
Capitalized telematics devices - Installed [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance
Additions
Disposals
Depreciation
Translation adjustments
Ending balance
Total	1,032,250	875,661
Capitalized telematics devices - Installed [Member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	875,661	771,124
Acquisition of subsidiary
Additions	287,277	203,295
Transfer	327,061	267,726
Disposals	(3,544)	(2,890)
Depreciation	(475,536)	(404,577)
Translation adjustments	21,331	40,983
Ending balance	1,032,250	875,661
Construction in progress [member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance
Additions
Disposals
Depreciation
Translation adjustments
Ending balance
Total	266,870	76,519
Construction in progress [member] | Owned assets [Member] | Reconciliation of the carrying value of property, plant and equipment [Member]
Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment [Line Items]
Beginning balance	76,519	4,166
Acquisition of subsidiary
Additions	190,351	72,353
Transfer
Disposals
Depreciation
Translation adjustments
Ending balance	R 266,870	R 76,519